Investment Strategy	Dec. 31, 2025
Vaughan Nelson Small Cap Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund defines a small-capitalization company to be one whose market capitalization, at the time of purchase, does not exceed the highest market capitalization of any company included in the Russell 2000® Index during the preceding twelve months.